EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Limited partners	$ (1,098)	$ 884	$ 764
(Loss) Income reallocation related to mandatorily convertible preferred shares	(89)	80	98
Less: Preferred equity dividend	(20)	(15)	0
Net (loss) income attributable to limited partners - basic	(1,207)	949	862
Dilutive effect of conversion of preferred shares and options	0	8	35
Net (loss) income attributable to limited partners - diluted	$ (1,207)	$ 957	$ 897
Weighted average number of LP Units outstanding	435.1	431.3	307.7
Mandatorily convertible preferred shares	70.1	70.1	70.0
Weighted average number of LP Units outstanding - basic	505.2	501.4	377.7
Dilutive effect of conversion of preferred shares and options	0.0	6.7	18.5
Weighted average number of LP Units outstanding - diluted	505.2	508.1	396.2